Balance Sheet Components - Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
IPO expenses	$ 1,643
Intellectual property rights	761	$ 861
Lease deposit	554	555
Prepaid expenses	433	799
Prepaid inventory	279	1,310
Other receivables	105	102
Assets recognized for costs incurred to fulfill a contract (*)	12	39
Total	3,787	3,666
Less: Non-current assets	(881)	(993)
Prepaid expenses and other current assets	$ 2,906	$ 2,673